Right-of-Use Assets and Leases (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-Use Assets and Leases
Schedule of right-of-use assets

	December 31	December 31
($ millions)	2022	2021
Property, plant and equipment, net – excluding ROU assets	59 778	62 821
ROU assets	2 876	2 725
	62 654	65 546

The following table presents the ROU assets by asset class:

Plant and
($ millions)	Equipment
Cost
At January 1, 2021	3 786
Additions and adjustments	307
Disposals	(232)
Foreign exchange	-
At December 31, 2021	3 861
Additions and adjustments	523
Disposals	(156)
Foreign exchange	20
At December 31, 2022	4 248

Accumulated provision
At January 1, 2021	(962)
Depreciation	(396)
Disposals	221
Foreign exchange	1
At December 31, 2021	(1 136)
Depreciation	(356)
Disposals	126
Foreign exchange	(6)
At December 31, 2022	(1 372)

Net ROU assets
At December 31, 2021	2 725
At December 31, 2022	2 876